Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.14%	(1.43%)
Net Unrealized Appreciation/(Depreciation)	$ 3,735,609	$ (3,030,271)
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.97%	0.39%
Net Unrealized Appreciation/(Depreciation)	$ 3,438,143	$ 834,126
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.17%	(1.82%)
Net Unrealized Appreciation/(Depreciation)	$ 297,466	$ (3,864,397)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.27%	1.80%
Net Unrealized Appreciation/(Depreciation)	$ 467,153	$ 3,811,167
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.04%)	1.21%
Net Unrealized Appreciation/(Depreciation)	$ (63,140)	$ 2,568,516
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (19,770)	$ (5,320)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.70%	(0.92%)
Net Unrealized Appreciation/(Depreciation)	$ 1,217,773	$ (1,939,935)
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 2,141
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.06%
Net Unrealized Appreciation/(Depreciation)	$ 11,594	$ 118,719
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.69%	(0.98%)
Net Unrealized Appreciation/(Depreciation)	$ 1,206,179	$ (2,060,795)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.33%)	1.22%
Net Unrealized Appreciation/(Depreciation)	$ (575,250)	$ 2,582,552
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.04%
Net Unrealized Appreciation/(Depreciation)		$ 83,760
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.05%)	0.25%
Net Unrealized Appreciation/(Depreciation)	$ (92,460)	$ 521,594
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.50%	0.26%
Net Unrealized Appreciation/(Depreciation)	$ 868,265	$ 558,799
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.70%	(1.41%)
Net Unrealized Appreciation/(Depreciation)	$ 2,970,990	$ (2,977,041)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.04%	(0.13%)
Net Unrealized Appreciation/(Depreciation)	$ 3,577,403	$ (266,670)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.15%	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 265,515	$ 62,575
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.66%)	0.11%
Net Unrealized Appreciation/(Depreciation)	$ (1,153,413)	$ 226,616
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 70	$ (6,580)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.26%	(1.31%)
Net Unrealized Appreciation/(Depreciation)	$ 449,212	$ (2,762,805)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	$ 79,694	$ (61,396)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.14%)	(0.08%)
Net Unrealized Appreciation/(Depreciation)	$ (247,491)	$ (168,781)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.33%)	(2.08%)
Net Unrealized Appreciation/(Depreciation)	$ (570,799)	$ (4,423,196)